Stockholders’ Deficit (Details)							1 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares shares	Apr. 01, 2024 USD ($) shares	Feb. 23, 2024 USD ($) $ / shares	Feb. 14, 2024 USD ($) $ / shares shares	Jul. 03, 2023 shares	Nov. 19, 2019 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 29, 2021 shares	Oct. 08, 2021 $ / shares	Nov. 14, 2019 shares	Dec. 31, 2018 shares
Stokholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 0.09			$ 4.9			$ 0.09		$ 0.09	$ 0.09
Conversion Price (in Dollars per share) | $ / shares	$ 1						$ 1		$ 1	$ 1	$ 0.8059
Weighted average price percentage										80.00%
Premium percentage										50.00%
Redemption premium percentage										25.00%
Private placement shares								10,039			500,000						100
Number of warrants to purchase shares				324,999				612,746
Aggregate cash proceeds (in Dollars) | $		$ 500,000
Convertible notes amount (in Dollars) | $										$ 627,154
Accrued aggregate penalty (in Dollars) | $	$ 608,363						$ 608,363		$ 608,363	$ 608,363
Coversion of shares						100
Sold shares	1								13,000,000
Shares issued price per share (in Dollars per share) | $ / shares						$ 1.7571
Percentage of weighted average price of a share of common stock										80.00%
Percentage of closing sale price										125.00%
Aggregate cash proceeds (in Dollars) | $							$ 1,250,000
Capital stock, authorized											75,120,105
Common stock shares authorized											45,350,000		45,350,000
Coversion of shares											29,770,105
Common stock par or stated value per share (in Dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Preferred stock shares issued				3,999,997												2,845,597
Common stock shares issued											9,068,899		9,044,733
Shares for gross proceeds (in Dollars) | $									$ 1.7	$ 4,300,000
Selling price per share (in Dollars per share) | $ / shares			$ 0.25								$ 1.7571
Shares of common stock										1,864,294
Common stock shares outstanding											9,068,899		9,044,733
Class of warrant or right, outstanding	9,192,500						9,192,500	2,500	9,192,500	9,192,500
Warrant expire term	30 days						30 days		30 days	30 days						5 years
Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio				0.0806
KeystoneELOC [Member]
Stokholders’ Deficit [Line Items]
Selling price per share (in Dollars per share) | $ / shares	$ 1						$ 1		$ 1	$ 1
Shares of common stock										1,613,944
Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Warrant expire term	30 days						30 days		30 days	30 days
Minimum [Member]
Stokholders’ Deficit [Line Items]
Sold shares									13,000,000
Maximum [Member]
Stokholders’ Deficit [Line Items]
Sold shares										20,900,000
Conversion Price Floor [Member]
Stokholders’ Deficit [Line Items]
Weighted average price percentage										80.00%
Common Stock [Member]
Stokholders’ Deficit [Line Items]
Private placement shares											1,629,500
Common stock shares authorized											45,350,000
Common stock par or stated value per share (in Dollars per share) | $ / shares											$ 0.0001
Shares for gross proceeds (in Dollars) | $											$ 4,888,402
Keystone Purchase Agreement [Member]
Stokholders’ Deficit [Line Items]
Weighted average price percentage				90.00%
Aggregate cash proceeds (in Dollars) | $				$ 25,000,000
Arena ELOC [Member]
Stokholders’ Deficit [Line Items]
Purchase of common stock (in Dollars) | $			$ 25,000,000
Percentage of weighted average price			90.00%
NewCERo [Member]
Stokholders’ Deficit [Line Items]
Aggregate cash proceeds (in Dollars) | $								$ 10,000,000
Arena ELOC [Member]
Stokholders’ Deficit [Line Items]
Shares of common stock									345,566	345,566
PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Price per share (in Dollars per share) | $ / shares											$ 18
Accrued aggregate penalty (in Dollars) | $
Selling price per share (in Dollars per share) | $ / shares											$ 10.2
Temporary equity, shares											764,957		1,288,298
Preferred stock shares authorized											1,000,000
Warrant expire term											5 years
Number of trading days											30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding											8,750,000		8,750,000
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Private Placement Warrants [Member]
Stokholders’ Deficit [Line Items]
Class of warrant or right, outstanding											442,500		442,500
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Warrants and Rights Subject to Mandatory Redemption Trigger Price Exceeds [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Warrant price per share (in Dollars per share) | $ / shares											$ 0.01
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Minimum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price											20 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Maximum [Member]
Stokholders’ Deficit [Line Items]
Number of trading days for determining the share price											30 days
PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion of aggregate share					4,596,250
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares	$ 1,000						$ 1,000		$ 1,000	$ 1,000	$ 1.7571
Price per share (in Dollars per share) | $ / shares	10						10		10	10
Conversion Price (in Dollars per share) | $ / shares	$ 750						$ 750		$ 750	$ 750
Premium percentage										25.00%
Private placement shares											1,500
PBAX amount (in Dollars) | $										$ 1,555,000
Coversion of shares	3,075								7,005
Preferred stock shares issued				415,498		2,845,597
Common stock shares issued											3,999,997
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Number of designated shares	12,580						12,580		12,580	12,580
Series A Preferred Stock [Member] | NewCERo [Member]
Stokholders’ Deficit [Line Items]
Preferred stock stated value (in Dollars per share) | $ / shares	$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares	1						1		1	1
Class A Common Stock [Member]
Stokholders’ Deficit [Line Items]
Coversion of shares											4,596,250
Class A Common Stock [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares								2,500
Class A Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock shares outstanding											5,563,297
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Number of warrants to purchase shares														9,192,500
Common stock shares authorized											60,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares											$ 0.0001
Common stock shares issued											5,481,250		885,000
Shares of common stock											9,192,500
Common stock shares outstanding											5,481,250		885,000
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares											$ 18
Class A Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member] | Public Warrants [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares											$ 9.2
Percentage of total equity proceeds											60.00%
Market value price per share (in Dollars per share) | $ / shares											$ 9.2
Adjusted Exercise Price of Warrants Percentage											115.00%
Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares	$ 0.224						$ 0.224		$ 0.224	$ 0.224
Private placement shares	8,175,166						8,175,166		8,175,166	8,175,166
PBAX amount (in Dollars) | $										$ 2,864,074
Coversion of shares	62,196,602								108,948,903
Common stock shares issued											45,350,000
Selling price per share (in Dollars per share) | $ / shares											$ 1
Common Stock [Member] | KeystoneELOC [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued				1,864,295
Series B Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Accrued aggregate penalty (in Dollars) | $												$ 37,330
Coversion of shares	486								140
Successor Series B Convertible Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Coversion of shares	9,830,097								1,244,040
Series C Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares	$ 0.0196						$ 0.0196		$ 0.0196	$ 0.0196
Private placement shares	2,853						2,853		2,853	2,853
Coversion of shares										2,853
Shares issued price per share (in Dollars per share) | $ / shares	$ 1,000						$ 1,000		$ 1,000	$ 1,000
Percentage of weighted average price of a share of common stock										80.00%
Percentage of redemption premium										25.00%
Convertible Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares											0.8059
Convertible Preferred Stock [Member] | Predecessor Preferred Stock Conversion to Successor Common Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion ratio				0.1757
Class B Common Stock [Member] | Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock par or stated value per share (in Dollars per share) | $ / shares											$ 0.0001
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Common stock shares authorized													10,000,000
Common stock par or stated value per share (in Dollars per share) | $ / shares													$ 0.0001
Common stock shares issued											0		4,596,250
Common stock shares outstanding											0		4,596,250
Class B Common Stock [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common Stock Voting Rights											one
Series A Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Conversion Price (in Dollars per share) | $ / shares	$ 1						$ 1		$ 1	$ 1
Redemption premium percentage										20.00%
Private Placement [Member]
Stokholders’ Deficit [Line Items]
Private placement shares											885,000
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares															$ 10
Private Placement [Member] | PHOENIX BIOTECH ACQUISITION CORP. [Member] | Class B Common Stock [Member]
Stokholders’ Deficit [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares											$ 10
Private Placement [Member] | Class A Common Stock [Member]
Stokholders’ Deficit [Line Items]
Common stock shares issued											885,000
Private Placement [Member] | Series B Preferred Stock [Member]
Stokholders’ Deficit [Line Items]
Sold shares		626